Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Equity method investments
Equity securities with readily determinable fair values	¥ 28,355,681	$ 3,884,712	¥ 38,324,789
Equity securities without readily determinable fair values	9,826,143	1,346,176	9,826,143
Available-for-sale debt investment	103,709,272	14,208,112	103,703,272
Total	184,024,217	25,211,214	184,758,800
Shanghai Wiselong Enterprise Management Co., Ltd.
Equity method investments
Equity method investments	27,133,053	3,717,213	25,630,564
Other [Member]
Equity method investments
Equity method investments	¥ 15,000,068	$ 2,055,001	¥ 7,274,032